Current and Deferred Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Deferred	$ (829)	$ (66)	$ 125
Total income tax expense	1,409	1,472	2,158
PRC
Income Taxes [Line Items]
Current	2,249	1,537	2,283
Deferred	$ (840)	$ (65)	$ (125)